December 2, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor ETF Trust (the “Trust”) – Post-Effective Amendment No. 68 to the Registration Statement

on Form N-1A (the “Amendment”)

1933 Act Registration No. 333-255884

1940 Act Registration No. 811-23661

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.

the form of the Harbor Osmosis Emerging Markets Resource Efficient ETF and Harbor Osmosis International Resource Efficient ETF Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment; and

b.	the text of the Amendment was filed with the Commission via EDGAR on November 29, 2024 (Accession No. 0001193125-24-267518) with an effective date of November 29, 2024.

Please do not hesitate to contact the undersigned at (312) 443-4635 if you have any questions.

Sincerely,

/s/ Meredyth A. Whitford-Schultz

Meredyth A. Whitford-Schultz

Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Diana R. Podgorny, Esq.

Meredith S. Dykstra, Esq.

Harbor ETF Trust

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Foreside Fund Services, LLC. is the Distributor of Harbor ETF Trust